Stockholders' Equity (Details) - USD ($)		1 Months Ended		9 Months Ended	12 Months Ended
	Aug. 04, 2020	Aug. 31, 2018	Jul. 31, 2018	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders Equity Details [Line Items]
Preferred stock, shares authorized				1,000,000	1,000,000	1,000,000
Permanent equity shares					54,133,917	53,253,011
Warrants for redemption, description				The Company may call the Warrants for redemption (except with respect to the Private Placement Warrants): • in whole and not in part; • at a price of $0.01 per warrant; • upon a minimum of 30 days prior written notice of redemption; and • if, and only if, the last reported sales price of the Class A common stock has been at least $18.00 per share on each of 20 trading days within the 30 trading-day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the Warrant holders.	The Company may call the Warrants for redemption (except with respect to the Private Placement Warrants): • in whole and not in part; • at a price of $0.01 per warrant; • upon a minimum of 30 days prior written notice of redemption; and • if, and only if, the last reported sales price of the Class A common stock has been at least $18.00 per share on each of 20 trading days within the 30 trading-day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the Warrant holders.
Class A Common Stock
Stockholders Equity Details [Line Items]
Common stock, authorized				200,000,000	200,000,000	200,000,000
Common stock, issued				1,136,980	1,066,083	1,946,989
Common stock, outstanding				1,136,980	1,066,083	1,946,989
Common stock redemption shares	7,458
Common stock redemption stock price per share (in Dollars per share)	$ 10.31
Common stock redemption stock value (in Dollars)	$ 76,922
Permanent equity shares				54,055,562	55,192,542
Class A Common Stock | Common Stock [Member]
Stockholders Equity Details [Line Items]
Common stock, issued					55,200,000	55,200,000
Common stock, outstanding					55,200,000
Class B Common Stock
Stockholders Equity Details [Line Items]
Common stock, authorized				20,000,000	20,000,000	20,000,000
Common stock, issued				13,800,000	13,800,000	13,800,000
Common stock, outstanding				13,800,000	13,800,000	13,800,000
Restated to reflect forfeiture of shares			2,875,000
Common stock dividends, shares		2,300,000